Leases - Summary of the carrying amounts of lease liabilities (Details) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease liabilities [abstract]
Beginning balance			S/ 147,888	S/ 158,045
Additions			774	4,653
Interest expense	S/ 2,798	S/ 3,201	5,758	6,597
Payment for lease liabilities			(22,411)	(22,607)
Exchange difference			(3,468)	496
Ending balance	128,541	147,184	128,541	147,184
Current	32,487	31,363	32,487	31,363	S/ 32,459
Non-current	S/ 96,054	S/ 115,821	S/ 96,054	S/ 115,821	S/ 115,429